Cover	Oct. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	001-41825
Entity Registrant Name	Spark I Acquisition Corp
Entity Central Index Key	0001884046
Entity Tax Identification Number	87-1738866
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3790 El Camino Real
Entity Address, Address Line Two	Unit #570
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	353-7082
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofone Class Aordinaryshare Dollar 00001parvalueandonehalfofoneredeemablewarrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SPKLU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	SPKL
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SPKLW
Security Exchange Name	NASDAQ